UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-2168

Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

9.30.2008

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS - 1.88%
Small Cap Intrinsic Value (MFC Global U.S.) (f)(g)	5,718,618	$55,928,082
JOHN HANCOCK FUNDS II - 89.37%
All Cap Core (Deutsche) (g)	9,213,207	74,442,713
All Cap Value (Lord Abbett) (g)	6,194,253	62,871,663
Blue Chip Growth (T. Rowe Price) (g)	13,454,725	222,002,961
Capital Appreciation (Jennison) (g)	16,618,348	150,562,231
Core Equity (Legg Mason) (g)	11,819,046	112,399,128
Emerging Growth (MFC Global U.S.) (f)(g)	2,536,879	31,837,835
Emerging Markets Value (DFA) (g)	10,981,029	86,530,507
Equity-Income (T. Rowe Price) (g)	4,253,552	63,675,669
Fundamental Value (Davis) (g)	12,480,976	175,108,091
International Equity Index (SSgA) (g)	5,359,970	86,134,723
International Opportunities (Marsico) (g)	13,176,278	171,423,374
International Small Cap (Templeton) (g)	5,189,229	70,625,407
International Small Company (DFA) (g)	9,789,437	70,386,053
International Value (Templeton) (g)	12,561,304	174,978,966
Large Cap (UBS) (g)	5,078,156	62,969,134
Large Cap Value (BlackRock) (g)	4,624,457	92,489,146
Mid Cap Index (MFC Global U.S.A.) (f)(g)	3,794,052	62,260,394
Mid Cap Intersection (Wellington) (g)	11,660,696	85,939,331
Mid Cap Stock (Wellington) (g)	4,011,851	58,532,902
Mid Cap Value (Lord Abbett) (g)	4,111,190	60,393,384
Mid Cap Value Equity (RiverSource) (g)	3,393,218	29,351,335
Natural Resources (Wellington) (g)	2,767,651	77,189,788
Optimized Value (MFC Global U.S.A.) (f)(g)	7,911,820	91,777,114
Small Cap (Independence) (g)	4,369,328	47,756,752
Small Cap Growth (Wellington) (g)	1,724,693	15,918,917
Small Cap Index (MFC Global U.S.A.) (f)(g)	6,666,213	79,594,587
Small Company (American Century) (g)	2,512,896	31,260,422
Small Company Value (T. Rowe Price) (g)	2,749,381	63,675,669
U.S. Multi Sector (GMO) (g)	14,010,048	127,351,339
Value & Restructuring (Columbia) (g)	5,706,909	56,669,611
Vista (American Century) (g)	5,424,324	56,087,515

		2,652,196,661
JOHN HANCOCK FUNDS III - 8.75%
International Core (GMO) (g)	5,456,233	171,816,792
Rainier Growth (Rainier) (g)	4,902,894	87,859,862

		259,676,654

TOTAL INVESTMENT COMPANIES (Cost $3,549,574,893)		$2,967,801,397

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,549,574,893) - 100.00%		$2,967,801,397
Liabilities in Excess of Other Assets - 0.00%		(137,608)

TOTAL NET ASSETS - 100.00%		$2,967,663,789

Lifestyle Growth Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS - 0.46%
Small Cap Intrinsic Value (MFC Global U.S.) (f)(g)	4,127,200	$40,364,015

Lifestyle Growth Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II - 93.85%
All Cap Core (Deutsche) (g)	47,611,103	$384,697,714
All Cap Growth (AIM) (g)	6,141,278	84,012,687
Blue Chip Growth (T. Rowe Price) (g)	33,503,007	552,799,619
Capital Appreciation (Jennison) (g)	47,393,379	429,384,012
Core Equity (Legg Mason) (g)	24,723,544	235,120,904
Emerging Markets Value (DFA) (g)	21,344,699	168,196,229
Equity-Income (T. Rowe Price) (g)	18,674,337	279,554,817
Floating Rate Income (WAMCO) (g)	20,126,337	186,369,878
Fundamental Value (Davis) (g)	44,927,480	630,332,544
Global Bond (PIMCO) (g)	6,456,204	90,580,544
Global Real Estate (Deutsche) (g)	23,391,886	178,480,088
High Income (MFC Global U.S.) (f)(g)	13,030,625	86,523,352
High Yield (WAMCO) (g)	47,182,248	372,739,757
Index 500 (MFC Global U.S.A.) (f)(g)	21,974,695	189,421,867
International Equity Index (SSgA) (g)	10,318,981	165,826,019
International Opportunities (Marsico) (g)	25,293,998	329,074,909
International Small Cap (Templeton) (g)	6,030,952	82,081,255
International Small Company (DFA) (g)	22,606,587	162,541,360
International Value (Templeton) (g)	24,107,689	335,820,112
Large Cap (UBS) (g)	7,439,866	92,254,338
Large Cap Value (BlackRock) (g)	8,876,458	177,529,156
Mid Cap Index (MFC Global U.S.A.) (f)(g)	2,605,467	42,755,710
Mid Cap Intersection (Wellington) (g)	16,624,918	122,525,644
Mid Cap Stock (Wellington) (g)	8,556,080	124,833,211
Mid Cap Value (Lord Abbett) (g)	2,917,990	42,865,266
Mid Cap Value Equity (RiverSource) (g)	4,864,344	42,076,576
Natural Resources (Wellington) (g)	5,330,285	148,661,659
Optimized Value (MFC Global U.S.A.) (f)(g)	30,796,338	357,237,520
Real Estate Equity (T. Rowe Price) (g)	11,186,667	93,184,939
Real Return Bond (PIMCO) (g)	20,588,083	265,792,158
Small Cap (Independence) (g)	1,922,254	21,010,241
Small Cap Growth (Wellington) (g)	2,523,969	23,296,235
Small Cap Opportunities (Munder) (g)	5,160,043	87,823,938
Small Company Growth (AIM) (g)	4,115,983	44,411,461
Small Company Value (T. Rowe Price) (g)	6,035,294	139,777,409
Spectrum Income (T. Rowe Price) (g)	19,494,757	186,369,878
Strategic Bond (WAMCO) (g)	9,606,695	93,184,939
Strategic Income (MFC Global U.S.) (f)(g)	10,009,123	93,184,939
Total Return (PIMCO) (g)	27,696,780	367,813,245
U.S. High Yield Bond (Wells Capital) (g)	8,320,084	93,184,939
U.S. Multi Sector (GMO) (g)	41,005,474	372,739,757
Value & Restructuring (Columbia) (g)	16,568,104	164,521,268
Vista (American Century) (g)	3,941,280	40,752,835

		8,181,344,928
JOHN HANCOCK FUNDS III - 5.69%
International Core (GMO) (g)	10,428,082	328,380,308
Rainier Growth (Rainier) (g)	9,329,089	167,177,277

		495,557,585

TOTAL INVESTMENT COMPANIES (Cost $10,249,454,289)		$8,717,266,528

Total Investments (Lifestyle Growth Portfolio)
(Cost $10,249,454,289) - 100.00%		8,717,266,528
Liabilities in Excess of Other Assets - 0.00%		(220,975)

TOTAL NET ASSETS - 100.00%		$8,717,045,553

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II - 95.28%
Active Bond (MFC Global U.S./Declaration) (f)(g)	19,849,451	$174,278,180
All Cap Core (Deutsche) (g)	20,236,629	163,511,966
Blue Chip Growth (T. Rowe Price) (g)	39,179,426	646,460,534
Capital Appreciation (Jennison) (g)	9,064,610	82,125,367
Core Bond (Wells Capital) (g)	14,441,833	177,201,293
Core Equity (Legg Mason) (g)	23,358,676	222,141,009
Emerging Markets Value (DFA) (g)	25,072,622	197,572,264
Equity-Income (T. Rowe Price) (g)	17,724,950	265,342,506
Floating Rate Income (WAMCO) (g)	14,360,802	132,981,029
Fundamental Value (Davis) (g)	24,538,636	344,277,067
Global Bond (PIMCO) (g)	11,845,693	166,195,066
Global Real Estate (Deutsche) (g)	33,147,400	252,914,665
High Income (MFC Global U.S.) (f)(g)	24,483,203	162,568,466
High Yield (WAMCO) (g)	99,737,047	787,922,675
Index 500 (MFC Global U.S.A.) (f)(g)	31,003,843	267,253,126
International Opportunities (Marsico) (g)	12,125,053	157,746,943
International Small Cap (Templeton) (g)	5,673,342	77,214,187
International Small Company (DFA) (g)	10,810,104	77,724,649
International Value (Templeton) (g)	17,098,080	238,176,250
Large Cap (UBS) (g)	14,012,977	173,760,916
Large Cap Value (BlackRock) (g)	12,727,972	254,559,437
Mid Cap Index (MFC Global U.S.A.) (f)(g)	4,959,382	81,383,451
Mid Cap Stock (Wellington) (g)	5,528,699	80,663,719
Natural Resources (Wellington) (g)	5,003,103	139,536,531
Optimized Value (MFC Global U.S.A.) (f)(g)	14,718,752	170,737,523
Real Estate Equity (T. Rowe Price) (g)	10,642,739	88,654,020
Real Return Bond (PIMCO) (g)	25,808,137	333,183,047
Small Company Growth (AIM) (g)	7,849,764	84,698,955
Small Company Value (T. Rowe Price) (g)	5,722,337	132,529,317
Spectrum Income (T. Rowe Price) (g)	46,367,165	443,270,098
Strategic Bond (WAMCO) (g)	18,279,179	177,308,039
Strategic Income (MFC Global U.S.) (f)(g)	19,044,902	177,308,039
Total Return (PIMCO) (g)	32,704,794	434,319,666
U.S. High Yield Bond (Wells Capital) (g)	19,788,844	221,635,049
U.S. Multi Sector (GMO) (g)	29,258,752	265,962,059
Value & Restructuring (Columbia) (g)	15,852,722	157,417,534

		8,010,534,642
JOHN HANCOCK FUNDS III - 4.72%
International Core (GMO) (g)	7,524,060	236,932,657
Rainier Growth (Rainier) (g)	8,920,420	159,853,922

		396,786,579

TOTAL INVESTMENT COMPANIES (Cost $9,748,903,835)		$8,407,321,221

Total Investments (Lifestyle Balanced Portfolio)
(Cost $9,748,903,835) - 100.00%		$8,407,321,221
Other Assets in Excess of Liabilities - 0.00%		170,738

TOTAL NET ASSETS - 100.00%		$8,407,491,959

Lifestyle Moderate Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II - 94.18%
Active Bond (MFC Global U.S./Declaration) (f)(g)	22,015,040 $	193,292,050
Blue Chip Growth (T. Rowe Price) (g)	5,584,912	92,151,045
Core Bond (Wells Capital) (g)	4,023,364	49,366,674
Core Equity (Legg Mason) (g)	2,677,918	25,466,996
Equity-Income (T. Rowe Price) (g)	3,234,538	48,421,033
Floating Rate Income (WAMCO) (g)	7,894,989	73,107,603
Fundamental Value (Davis) (g)	6,902,499	96,842,065
Global Bond (PIMCO) (g)	6,555,829	91,978,274
Global Real Estate (Deutsche) (g)	6,142,837	46,869,846
High Income (MFC Global U.S.) (f)(g)	13,174,081	87,475,897
High Yield (WAMCO) (g)	14,735,564	116,410,957
Index 500 (MFC Global U.S.A.) (f)(g)	10,645,242	91,761,986
International Equity Index (SSgA) (g)	2,813,377	45,210,962
International Opportunities (Marsico) (g)	3,420,224	44,497,112
International Value (Templeton) (g)	3,221,676	44,877,946
Investment Quality Bond (Wellington) (g)	4,491,963	49,366,674
Mid Cap Index (MFC Global U.S.A.) (f)(g)	2,760,592	45,301,318
Real Estate Equity (T. Rowe Price) (g)	2,963,186	24,683,337
Real Return Bond (PIMCO) (g)	5,359,265	69,188,116
Small Company (American Century) (g)	1,829,695	22,761,404
Small Company Growth (AIM) (g)	2,144,373	23,137,780
Small Company Value (T. Rowe Price) (g)	1,045,858	24,222,077
Spectrum Income (T. Rowe Price) (g)	20,655,512	197,466,695
Strategic Bond (WAMCO) (g)	7,425,032	72,022,810
Strategic Income (MFC Global U.S.) (f)(g)	7,953,814	74,050,011
Total Bond Market (Declaration) (f)(g)	719,259	7,106,279
Total Return (PIMCO) (g)	19,812,211	263,106,165
U.S. High Yield Bond (Wells Capital) (g)	8,579,454	96,089,882
U.S. Multi Sector (GMO) (g)	7,990,269	72,631,549
Value & Restructuring (Columbia) (g)	4,534,454	45,027,130

		2,233,891,673
JOHN HANCOCK FUNDS III - 5.82%
Global Shareholder Yield (Epoch) (g)	5,819,836	48,421,033
International Core (GMO) (g)	2,843,407	89,538,873

		137,959,906

TOTAL INVESTMENT COMPANIES (Cost $2,650,744,216)		$2,371,851,579

Total Investments (Lifestyle Moderate Portfolio)
(Cost $2,650,744,216) - 100.00%		$2,371,851,579
Liabilities in Excess of Other Assets - 0.00%		(64,812)

TOTAL NET ASSETS - 100.00%		$2,371,786,767

Lifestyle Conservative Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.96%
JOHN HANCOCK FUNDS II - 96.02%
Active Bond (MFC Global U.S./Declaration) (f)(g)	19,464,687	$170,899,954
Blue Chip Growth (T. Rowe Price) (g)	2,109,502	34,806,787
Core Bond (Wells Capital) (g)	2,833,363	34,765,365
Equity-Income (T. Rowe Price) (g)	3,479,790	52,092,454
Floating Rate Income (WAMCO) (g)	7,385,837	68,392,852
Fundamental Value (Davis) (g)	3,728,533	52,311,322

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Global Bond (PIMCO) (g)	7,312,137	$102,589,279
Global Real Estate (Deutsche) (g)	9,138,259	69,724,913
High Income (MFC Global U.S.) (f)(g)	4,622,468	30,693,188
High Yield (WAMCO) (g)	8,657,323	68,392,852
International Value (Templeton) (g)	1,227,438	17,098,213
Investment Quality Bond (Wellington) (g)	7,842,582	86,189,974
Real Estate Equity (T. Rowe Price) (g)	2,133,626	17,773,101
Real Return Bond (PIMCO) (g)	3,973,249	51,294,639
Spectrum Income (T. Rowe Price) (g)	16,100,971	153,925,281
Strategic Bond (WAMCO) (g)	7,050,810	68,392,852
Strategic Income (MFC Global U.S.) (f)(g)	7,378,890	68,697,467
Total Bond Market (Declaration) (f)(g)	1,117,129	11,037,233
Total Return (PIMCO) (g)	19,238,191	255,483,176
U.S. Government Securities (WAMCO) (g)	12,704,142	160,199,229
U.S. High Yield Bond (Wells Capital) (g)	4,934,626	55,267,815
Value & Restructuring (Columbia) (g)	3,514,341	34,897,405

		1,664,925,351
JOHN HANCOCK FUNDS III - 3.94%
Global Shareholder Yield (Epoch) (g)	4,110,147	34,196,426
International Core (GMO) (g)	1,085,946	34,196,426

		68,392,852

TOTAL INVESTMENT COMPANIES (Cost $1,892,299,641)		$1,733,318,203

Total Investments (Lifestyle Conservative Portfolio)
(Cost $1,892,299,641) - 99.96%		$1,733,318,203
Other Assets in Excess of Liabilities - 0.04%		623,997

TOTAL NET ASSETS - 100.00%		$1,733,942,200

Footnotes

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund's subadviser.

The accompanying notes are an integral part of the financial statements.
3

Notes to the Schedule of Investments (Unaudited)

Securities valuation

The net asset value of the common shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the John Hancock Funds II Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Portfolios’ fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•    Level 1 – Quoted prices in active markets for identical securities.

•    Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•    Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of September 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Lifestyle Aggressive
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$2,967,801,397	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$2,967,801,397	-

Lifestyle Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$8,717,266,528	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$8,717,266,528	-

Lifestyle Balanced
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$8,407,321,221	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$8,407,321,221	-

Lifestyle Moderate
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$2,371,851,579	-

Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$2,371,851,579	-

Lifestyle Conservative
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,733,318,203	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$1,733,318,203	-

Cost of investment securities for federal income tax purposes

At September 30, 2008, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	$3,556,580,162	$6,330,760	($595,109,525)	($588,778,765)
Lifestyle Growth	10,258,994,250	5,860,131	(1,547,587,853)	(1,541,727,722)
Lifestyle Balanced	9,754,996,974	739,934	(1,348,415,687)	(1,347,675,753)
Lifestyle Moderate	2,653,109,856	1,016,370	(282,274,647)	(281,258,277)
Lifestyle Conservative	1,894,269,922	-	(160,951,719)	(160,951,719)

Investments in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the period ended September 30, 2008, the following Portfolios held 5% or more of the underlying funds’ net assets:

		Percent of Underlying
Portfolio	Affiliate Class NAV	Funds' Net Assets

LIFESTYLE AGGRESSIVE
	John Hancock Funds
	Small Cap Intrinsic Value	16.8%
	John Hancock Funds II
	All Cap Core	12.0%
	All Cap Value	73.2%
	Blue Chip Growth	12.5%
	Capital Appreciation	16.3%
	Core Equity	17.8%
	Emerging Growth	26.8%
	Emerging Markets Value	16.8%
	Equity-Income	7.4%
	Fundamental Value	11.9%
	International Equity Index	19.4%
	International Opportunities	22.3%
	International Small Cap	23.8%
	International Small Company	20.2%
	International Value	13.9%
	Large Cap	17.8%
	Large Cap Value	14.0%
	Mid Cap Index	20.8%
	Mid Cap Intersection	41.2%
	Mid Cap Stock	9.3%
	Mid Cap Value	34.2%
	Mid Cap Value Equity	36.8%
	Natural Resources	14.5%
	Optimized Value	13.5%
	Small Cap	67.3%
	Small Cap Growth	38.5%
	Small Cap Index	70.9%
	Small Company	54.1%
	Small Company Value	12.4%
	U.S. Multi Sector	15.0%
	Value & Restructuring	11.5%
	Vista	57.9%

John Hancock Funds III
International Core	16.0%
Rainier Growth	11.5%

LIFESTYLE GROWTH

John Hancock Funds
Small Cap Intrinsic Value	12.1%
John Hancock Funds II
All Cap Core	61.8%
All Cap Growth	77.5%
Blue Chip Growth	31.2%
Capital Appreciation	46.4%
Core Equity	37.2%
Emerging Markets Value	32.6%
Equity-Income	32.4%
Floating Rate Income	37.5%
Fundamental Value	42.7%
Global Bond	16.6%
Global Real Estate	31.3%
High Income	22.1%
High Yield	25.8%
Index 500	20.9%
International Equity Index	37.4%
International Opportunities	42.8%
International Small Cap	27.6%
International Small Company	46.6%
International Value	26.6%
Large Cap	26.1%
Large Cap Value	26.8%
Mid Cap Index	14.3%
Mid Cap Intersection	58.7%
Mid Cap Stock	19.9%
Mid Cap Value	24.3%
Mid Cap Value Equity	52.7%
Natural Resources	28.0%
Optimized Value	52.5%
Real Estate Equity	37.3%
Real Return Bond	32.6%
Small Cap	29.6%
Small Cap Growth	56.4%
Small Cap Opportunities	79.2%
Small Company Growth	29.1%
Small Company Value	27.3%
Spectrum Income	18.4%
Strategic Bond	19.5%
Strategic Income	21.2%
Total Return	20.8%
U.S. High Yield Bond	18.5%
U.S. Multi Sector	43.8%
Value & Restructuring	33.4%
Vista	42.1%
John Hancock Funds III
International Core	30.6%
Rainier Growth	22.0%

LIFESTYLE BALANCED

John Hancock Funds II
Active Bond	30.5%
All Cap Core	26.3%
Blue Chip Growth	36.4%
Capital Appreciation	8.9%
Core Bond	66.2%
Core Equity	35.1%
Emerging Markets Value	38.3%
Equity-Income	30.8%
Floating Rate Income	26.8%
Fundamental Value	23.3%
Global Bond	30.4%
Global Real Estate	44.3%
High Income	41.5%
High Yield	54.6%
Index 500	29.5%
International Opportunities	20.5%
International Small Cap	26.0%
International Small Company	22.3%
International Value	18.9%
Large Cap	49.2%
Large Cap Value	38.4%
Mid Cap Index	27.2%
Mid Cap Stock	12.9%
Natural Resources	26.3%
Optimized Value	25.1%
Real Estate Equity	35.5%
Real Return Bond	40.8%
Small Company Growth	55.6%
Small Company Value	25.8%
Spectrum Income	43.9%
Strategic Bond	37.2%
Strategic Income	40.3%
Total Return	24.5%
U.S. High Yield Bond	44.1%
U.S. Multi Sector	31.3%
Value & Restructuring	31.9%
John Hancock Funds III

International Core	22.1%
Rainier Growth	21.0%

LIFESTYLE MODERATE

John Hancock Funds II
Active Bond	33.8%
Blue Chip Growth	5.2%
Core Bond	18.4%
Equity-Income	5.6%
Floating Rate Income	14.7%
Fundamental Value	6.6%
Global Bond	16.8%
Global Real Estate	8.2%
High Income	22.4%
High Yield	8.1%
Index 500	10.1%
International Equity Index	10.2%
International Opportunities	5.8%
Investment Quality Bond	25.0%
Mid Cap Index	15.1%
Real Estate Equity	9.9%
Real Return Bond	8.5%
Small Company	39.4%
Small Company Growth	15.2%
Spectrum Income	19.5%
Strategic Bond	15.1%
Strategic Income	16.8%
Total Bond Market	10.3%
Total Return	14.9%
U.S. High Yield Bond	19.1%
U.S. Multi Sector	8.5%
Value & Restructuring	9.1%
John Hancock Funds III
Global Shareholder Yield	28.6%
International Core	8.3%

LIFESTYLE CONSERVATIVE

John Hancock Funds II
Active Bond	29.9%
Core Bond	13.0%
Equity-Income	6.0%
Floating Rate Income	13.8%
Global Bond	18.8%
Global Real Estate	12.2%
High Income	7.8%
Investment Quality Bond	43.7%
Real Estate Equity	7.1%
Real Return Bond	6.3%
Spectrum Income	15.2%
Strategic Bond	14.3%
Strategic Income	15.6%
Total Bond Market	16.0%
Total Return	14.4%
U.S. Government Securities	79.2%
U.S. High Yield Bond	11.0%
Value & Restructuring	7.1%
John Hancock Funds III
Global Shareholder Yield	20.2%

For more information

Trustees
James M. Oates, *Chairman***
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†
Theron S. Hoffman
Hassell H. McClellan**
John D. Richardson, *Trustee Emeritus*
Steven M. Roberts

*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/08
11/08

John Hancock
MUTUAL FUNDS

John Hancock Retirement Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
(showing percentage of total net assets)

Retirement Distribution Fund	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 95.82%
Investment Companies - 17.05%
SPDR Trust Series 1	700	$81,193
WisdomTree DEFA High-Yielding Equity Fund	5,300	255,672
WisdomTree High-Yielding Equity Fund	9,500	399,665

		736,530

JOHN HANCOCK FUNDS II - 77.92%
Active Bond (MFC Global U.S./Declaration) (f)(g)	38,175	335,172
Capital Appreciation (Jennison) (f)	8,764	79,404
Core Bond (Wells Capital) (f)	36,490	447,730
Emerging Markets Value (DFA) (f)	21,313	167,946
Equity-Income (T. Rowe Price) (f)	2,756	41,262
Fundamental Value (Davis) (f)	2,875	40,339
Global Bond (PIMCO) (f)	16,728	234,690
Global Real Estate (Deutsche) (f)	20,367	155,397
High Income (MFC Global U.S.) (f)(g)	11,677	77,534
High Yield (WAMCO) (f)	11,318	89,410
International Opportunities (Marsico) (f)	2,643	34,382
International Small Cap (Templeton) (f)	7,813	106,328
International Small Company (DFA) (f)	9,804	70,490
International Value (Templeton) (f)	2,627	36,600
Large Cap Value (BlackRock) (f)	1,987	39,746
Mid Cap Intersection (Wellington) (f)	10,741	79,162
Mid Cap Stock (Wellington) (f)	5,181	75,596
Mid Cap Value (Lord Abbett) (f)	5,252	77,153
Natural Resources (Wellington) (f)	2,591	72,265
Total Bond Market (Declaration) (f)(g)	45,429	448,840
Total Return (PIMCO) (f)	33,257	441,655
U.S. High Yield Bond (Wells Capital) (f)	8,367	93,710
Value & Restructuring (Columbia) (f)	3,834	38,075
Value (Van Kampen) (f)	9,461	82,403

		3,365,289
JOHN HANCOCK FUNDS III - 0.85%
International Core (GMO) (f)	1,163	36,608

TOTAL INVESTMENT COMPANIES (Cost $4,900,872)		$4,138,427

SHORT TERM INVESTMENTS - 4.86%
UBS Finance Delaware LLC
3.00% due 10/01/2008	$210,000	$210,000

TOTAL SHORT TERM INVESTMENTS
(Cost $210,000)		$210,000

Total Investments (Retirement Distribution Fund)
(Cost $5,110,872) - 100.68%		$4,348,427
Liabilities in Excess of Other Assets - (0.68)%		(29,581)

TOTAL NET ASSETS - 100.00%		$4,318,846

Footnotes

Percentages are stated as a percent of net assets.

(f) The underlying fund's subadviser.

(g) The subadviser is an affiliate of the adviser.

The accompanying notes are an integral part of the financial statements.
1

Notes to the Schedule of Investments (Unaudited)

Securities valuation

The net asset value of the common shares of the Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the John Hancock Funds II Retirement Distribution Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Portfolio’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•    Level 1 – Quoted prices in active markets for identical securities.

•    Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•    Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Retirement Distribution
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments

Level 1 - Quoted Prices	$4,138,427	-
Level 2 - Other Significant
Observable Inputs	210,000	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$4,348,427	-

Cost of investment securities for federal income tax purposes

At September 30, 2008, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Distribution	$5,110,872	-	($762,445)	($762,445)

Investments in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended September 30, 2008, the Portfolio did not hold 5% or more of any of the underlying funds’ net assets.

For more information

Trustees
James M. Oates, *Chairman***
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†
Theron S. Hoffman
Hassell H. McClellan**
John D. Richardson, *Trustee Emeritus*
Steven M. Roberts
*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.

332Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Retirement Rising Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
(showing percentage of total net assets)

Retirement Rising Distribution Fund	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 95.26%
Investment Companies - 21.33%
PowerShares DB Commodity
Index Tracking Fund	6,400	$216,896
SPDR Trust Series 1	900	104,391
WisdomTree DEFA High-Yielding Equity Fund	4,500	217,080
WisdomTree High-Yielding Equity Fund	9,500	399,665

		938,032
JOHN HANCOCK FUNDS II - 73.93%
Active Bond (MFC Global U.S./Declaration) (f)(g)	32,721	287,291
Capital Appreciation (Jennison) (f)	4,382	39,702
Core Bond (Wells Capital) (f)	28,289	347,100
Emerging Markets Value (DFA) (f)	21,313	167,946
Equity-Income (T. Rowe Price) (f)	2,756	41,262
Fundamental Value (Davis) (f)	2,875	40,339
Global Bond (PIMCO) (f)	13,382	187,752
Global Real Estate (Deutsche) (f)	10,183	77,699
High Income (MFC Global U.S.) (f)(g)	11,677	77,534
High Yield (WAMCO) (f)	5,659	44,705
International Opportunities (Marsico) (f)	2,643	34,382
International Small Cap (Templeton) (f)	5,208	70,885
International Small Company (DFA) (f)	9,804	70,490
International Value (Templeton) (f)	2,627	36,600
Mid Cap Intersection (Wellington) (f)	16,112	118,743
Mid Cap Stock (Wellington) (f)	7,772	113,394
Mid Cap Value (Lord Abbett) (f)	7,878	115,730
Natural Resources (Wellington) (f)	2,591	72,265
Real Return Bond (PIMCO) (f)	34,062	439,745
Total Bond Market (Declaration) (f)(g)	35,219	347,960
Total Return (PIMCO) (f)	25,867	343,515
U.S. High Yield Bond (Wells Capital) (f)	8,367	93,710
Value (Van Kampen) (f)	9,461	82,403

		3,251,152

TOTAL INVESTMENT COMPANIES (Cost $4,878,402)		$4,189,184

SHORT TERM INVESTMENTS - 5.23%
UBS Finance Delaware LLC
3.00% due 10/01/2008	$230,000	$230,000

TOTAL SHORT TERM INVESTMENTS
(Cost $230,000)		$230,000

Total Investments (Retirement Rising Distribution Fund)
(Cost $5,108,402) - 100.49%		$4,419,184
Liabilities in Excess of Other Assets - (0.49)%		(21,696)

TOTAL NET ASSETS - 100.00%		$4,397,488

Footnotes

Percentages are stated as a percent of net assets.

(f) The underlying fund's subadviser.

(g) The subadviser is an affiliate of the adviser.

The accompanying notes are an integral part of the financial statements.
1

Notes to the Schedule of Investments (Unaudited)

Securities valuation

The net asset value of the common shares of the Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the John Hancock Funds II Retirement Rising Distribution Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Portfolio’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•    Level 1 – Quoted prices in active markets for identical securities.

•    Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•    Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Retirement Rising
Distribution

	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments

Level 1 - Quoted Prices	$4,189,184	-
Level 2 - Other Significant
Observable Inputs	230,000	-
Level 3 – Significant
Unobservable Inputs	-	-
Total	$4,419,184	-

Cost of investment securities for federal income tax purposes

At September 30, 2008, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Rising Distribution	$5,108,402	$9,226	($698,444)	($689,218)

Investments in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended September 30, 2008, the Portfolio did not hold 5% or more of any of the underlying funds’ net assets.

For more information

Trustees
James M. Oates, *Chairman***
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†
Theron S. Hoffman
Hassell H. McClellan**
John D. Richardson, *Trustee Emeritus*
Steven M. Roberts
*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.

330Q3 9/08
11/08

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008